Income Taxes (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Income Taxes [Line Items]
Assessable profits rate
Federal income taxes
Net operating losses carry forward (in Dollars)	$ 4,386
Valuation allowance (in Dollars)	$ 3,400
Percentage valuation allowance	(5.56%)	(5.56%)
Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Assessable profit to determine applicable tax rate (in Dollars)		$ 2.0
Domestic Tax Jurisdiction [Member]
Income Taxes [Line Items]
Federal income taxes	21.00%	21.00%
US Subsidiaries [Member]
Income Taxes [Line Items]
Net operating losses carry forward (in Dollars)			$ 3,400
HK Subsidiaries [Member]
Income Taxes [Line Items]
Net operating losses carry forward (in Dollars)
U.S. and HK [Member]
Income Taxes [Line Items]
Percentage valuation allowance	100.00%	100.00%
Maximum [Member] | Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits rate	8.25%	8.25%
Minimum [Member] | Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits rate	7.50%	7.50%
Unincorporated Businesses [Member]
Income Taxes [Line Items]
Assessable profit to determine applicable tax rate (in Dollars)		$ 2.0
Assessable profits rate	15.00%	15.00%
Corporations [Member]
Income Taxes [Line Items]
Assessable profits rate	16.50%	16.50%
Yueda [Member]
Income Taxes [Line Items]
Net operating losses carry forward (in Dollars)	$ 4,400